Provisions (Details Narrative) - USD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2014	Apr. 16, 2014
Statement [Line Items]
Flow through provision	$ 94,634
Provision	708,514	$ 0
Cash payment	1,000,000
Provision	727,051	738,022
Sale and Purchase Agreement [Member]
Statement [Line Items]
Property and a remeasurement gain	48,472
Molo Graphite Property [member]
Statement [Line Items]
Interest rates				25.00%
Canadian Exploration Expenditures [member]
Statement [Line Items]
Flow-through shares subscriptions			17,889,215
Adjustment for foreign exchange fluctuations	3,812,642
Statement of operations and comprehensive income (loss)	28,385	146,814
Provision	727,051	$ 0
Mining Property [Member]
Statement [Line Items]
Provision	$ 708,514
Discount rate	13.80%